Derivative Financial Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) R$ / shares	Dec. 31, 2020 BRL (R$)	Aug. 21, 2020	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ (300,000)			$ (2,400,000)
Settlement date	2022 years
Borrowings, interest rate			1.40%
Forward contract [member] | US Dollar To Euro Currency [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 15,500,000
Zero cost collar [member] | Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 155,500,000	R$ 808.7
Zero cost collar [member] | Written Put Options [Member]
Disclosure of detailed information about financial instruments [line items]
Investments options exercise price | R$ / shares	$ 5.20
Zero cost collar [member] | Sold Call Option [member]
Disclosure of detailed information about financial instruments [line items]
Investments options exercise price | R$ / shares	$ 6.31
Interest swap [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 100,000,000
Settlement date	2027 years
LIBOR rate interest period	Libor 6 months
Average interest rate	2.20%
Interest swap [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate	3.50%
Interest swap [member] | floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest rate based on interbank deposit certificate	31.46%
Average interest rate	65.00%
Interest swap [member] | Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 23,400,000	121.5
Interest swap [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 170,000,000
Average interest rate	0.34%
Interest swap [member] | Fair value hedges [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
LIBOR rate interest period	Libor 3 months
Interest swap [member] | Fair value hedges [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
LIBOR rate interest period	Libor 6 months
Recourse and non recourse debt [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 2,300,000
Recourse and non recourse debt [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate	5.23%
Recourse and non recourse debt [member] | floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest rate based on LIBOR base rate plus	2.4375%
LIBOR rate interest period	1 month
Interest Rate And CrossCurrency Swap [Member] | Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest rate based on interbank deposit certificate	100.00%
Interest Rate And CrossCurrency Swap [Member] | Cash flow [member] | Brazilian Reis [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 50.0	R$ 272.3
Interest Rate And CrossCurrency Swap [Member] | Cash flow [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.86%	5.86%
Interest Rate And CrossCurrency Swap [Member] | Cash flow [member] | floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate	3.60%